Accrued Liabilities (Accrued Liabilities) (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Compensation	$ 6,823	$ 3,602
Interest	70	344
Deferred Revenue	959	1,040
Accrued rebate liability	5	4
Legal	921	618
Other	3,145	3,632
Total	11,923	9,240
Discontinued Operations, Held-for-sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total	$ 16,400	$ 30,086